SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

18.SHARE-BASED PAYMENTS

The Company has five different forms of share-based payments for eligible recipients – stock options, restricted share units (“RSUs”), deferred share units (“DSUs”), performance share units ("PSUs"), and bonus shares. The bonus shares have fully vested but have not yet been issued.

	Year ended December 31
Share-based payments expense	2023	2022
Stock options (note 18(a))	$1,342	$1,396
Restricted share units (note 18(b))	1,135	743
Deferred share units (note 18(c))	623	308
Performance share units (note 18(d))	121	—
Share based payments expense	$3,221	$2,447

(a)	STOCK OPTIONS

Stock options granted by the Company prior to 2022 typically had a five-year life, with one third each vesting on grant date, and one year and two years after grant date. Commencing in 2022, stock options granted by the Company have a five-year life, with one third each vesting one, two, and three years after grant date.

Stock options of Gold Standard Ventures Inc. (“Gold Standard”) that were outstanding at the acquisition date of August 12, 2022 were exchanged for options to acquire common shares of Orla (“Replacement Options”), resulting in the issuance of 1,758,334 Replacement Options, which are exercisable until their original expiry dates. For those individuals who did not continue on with Orla, the expiry date is capped at August 12, 2024.

	Year ended December 31
	2023			2022
		Weighted			Weighted
		average			average
Stock options outstanding	Number	exercise price		Number	exercise price
Outstanding, January 1	9,178,889	C$	3.71	9,900,874	C$	1.86
Replacement options	—		—	1,758,334		8.43
Granted	457,260		6.57	1,278,264		5.56
Exercised	(3,866,208)		1.71	(3,674,769)		1.34
Expired, forfeited or cancelled	(246,644)		13.14	(83,814)		16.81
Outstanding, December 31	5,523,297	C$	4.93	9,178,889	C$	3.71

Vested, December 31	4,308,120	C$	4.64	7,701,986	C$	3.38

The stock options granted during the year ended December 31, 2023 had a grant date fair value of C$1.4 million ($1.0 million) using the Black Scholes option pricing model with the following weighted average assumptions:

●	Share prices at grant dates - C$6.58 and C$6.07, expected volatility 50%, expected life – 5 years, risk free interest rate 3.0% and expected dividends – nil.

The stock options granted during the year ended December 31, 2022 had a grant date fair value of C$4.1 million ($3.1 million) using the Black Scholes option pricing model with the following weighted average assumptions:

●	Share price at grant date ranging from C$3.71 to C$5.98, expected volatility 46%, expected life – 3 years, risk free interest rate 2.9% and expected dividends – nil.

The stock options outstanding at December 31, 2023, were as follows:

	Weighted
	average remaining	Range of exercise			Number
Weighted average remaining contractual life	life (years)	prices (C$)			outstanding
Less than 3 months	0.2			$1.06	476,168
	0.1			$14.59	112,611
4 to 12 months	0.6			$1.65	20,000
	0.6			$4.78	311,331
	0.6	$6.12	–	$7.78	705,210
	0.6			$8.81	140,114
13 to 24 months	1.3	$2.21	–	$3.82	1,118,792
	1.7			$5.80	50,000
	1.7	$6.03	–	$7.63	205,964
	1.2	$8.55	–	$8.81	22,086
25 to 36 months	2.3	$4.04	–	$4.80	637,674
	2.1	$7.05	–	$7.43	50,388
More than 3 years	3.5	$3.71	–	$3.88	76,580
	3.4	$5.06	–	$5.98	1,139,119
	4.2	$6.07	–	$6.58	457,260
	1.9	$1.06	–	$14.59	5,523,297

(b)	RESTRICTED SHARE UNITS

Restricted Share Units (“RSU’s) awarded by the Company typically vest one-third each one, two, and three years after award date.

	Year ended December 31
Number of RSUs outstanding:	2023	2022
Outstanding, January 1	443,267	707,840
Awarded	295,429	172,301
Vested and settled	(152,203)	(402,430)
Forfeitures during the year	(6,274)	(34,444)
Outstanding, December 31	580,219	443,267

		Number vesting in the year
Number of RSUs outstanding:	Total	2022	2023	2024	2025	2026
Outstanding, December 31, 2022	443,267	—	262,738	126,812	53,717	—
Outstanding, December 31, 2023	580,219	N/A	—	333,720	150,102	96,397

Restricted Share Units (“RSUs”) are valued based on the closing price of the Company’s common shares on the trading day immediately prior to award. Certain RSUs may be settled in cash at the option of the Company.

During the year ended December 31, 2023, the Company elected to settle 94,063 RSUs in cash for $0.5 million (2022 — 365,935 RSUs cash-settled for $1.7 million).

As at December 31, 2023, all RSU’s outstanding were accounted for as equity-settled (December 31, 2022 – 349,204 were accounted for as equity-settled and 94,063 were accounted for as cash settled).

(c)	DEFERRED SHARE UNITS

Deferred Share Units (“DSUs”) are awarded by the Company to directors. These DSUs vest immediately but are not settled until the end of the director’s tenure. They may be settled in cash or common shares at the option of the Company. DSUs are valued using the closing price of the Company's common shares immediately prior to award.

	Year ended December 31
Number of DSUs outstanding:	2023	2022
Outstanding, January 1	559,725	707,028
Awarded and vested immediately	142,202	69,290
Settled during the year	—	(216,593)
Outstanding, December 31	701,927	559,725

Vested, December 31	701,927	559,725

During the year ended December 31, 2023, there were no settlements of DSUs (2022 - the Company elected to settle 104,759 DSUs in cash for $330,000). No further cash settlements are expected.

(d)PERFORMANCE SHARE UNITS

In March 2023, the Board of Directors approved a performance share unit (“PSUs”) plan for certain officers of the Company. The PSUs cliff vest after three years and are settled in cash. The cash payment upon vesting will be based on the number of PSUs, multiplied by the five-day volume weighted average price of the Company’s shares upon vesting, which is then multiplied by a “performance percentage”. The performance percentage ranges from 0% to 200% based on the Company’s total shareholder return compared to a peer group, consisting of the constituents of the S&P/TSX Global Gold Index.

We recognize share-based compensation expense related to these PSUs over the vesting period. We adjust the amount recognized at each reporting period to reflect changes in quoted market values of the Company and the peer group, the lapsed portion of the vesting period, the number of PSUs expected to vest, and the expected performance percentage.

On March 27, 2023, the Company issued a total of 198,737 PSUs with an estimated aggregate grant date fair value of $1.3 million.

Number of PSUs outstanding:	Year ended December 31
	2023	2022
Outstanding, January 1	—	—
Granted during the year	198,737	—
Outstanding, December 31	198,737	—

Vested, December 31	—	—

(e)BONUS SHARES

During 2017, the Board of Directors awarded 500,000 common shares to the non‐executive Chairman of the Company as bonus shares. The bonus shares were subject to a vesting period from June 19, 2017, to June 18, 2020 (the “Eligibility Period”). Although the bonus shares have vested, they will become issuable (1) when the non‐executive Chairman ceases to act as a director of the Company, or (2) upon a change of control of the Company.